SEGMENT INFORMATION - Capital Expenditures by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Capital expenditures by reportable segment
Capital expenditures	$ 303,636	$ 248,156	$ 763,298	$ 377,726	$ 625,541
Cablevision Systems Corp.
Capital expenditures by reportable segment
Capital expenditures	228,594	150,815	550,231	150,965	298,357
Cequel Corp.
Capital expenditures by reportable segment
Capital expenditures	$ 75,042	$ 97,341	$ 213,067	$ 226,761	$ 327,184